Init Serv Serv 2 | Balanced Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Balanced Portfolio
April 30, 2013
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.